Trade and Other receivables - Additional Information (Detail) € in Millions	6 Months Ended
Jun. 30, 2022 EUR (€)
Disclosure of trade and other receivables [line items]
Increase on other current assets	€ 0.8
Decrease in prepaid expenses	0.5
Walloon Region [Member]
Disclosure of trade and other receivables [line items]
Grant receivables due to related parties	2.8
Increase on current grant receivables	€ 1.4